Accruals and Other Liabilities - Summary of Accruals and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Payables for purchase of property, plant and equipment		¥ 596,527	¥ 831,644
Payables for marketing events		362,570	83,552
Employee compensation payable		326,081	199,515
Refundable deposit from customers		213,928	9,557
Payable for R&D expenses		197,751	257,473
Accrued expenses		145,174	107,712
Deposits from third parties		108,301	62,696
Noncontrolling interests		98,010	98,010
Interest payables		61,997	23,315
Warranty		31,594	8,380
Advances from customers		5,437	37,478
Others		108,795	36,663
Total	$ 345,773	¥ 2,256,165	¥ 1,755,995